Consolidated Balance Sheets - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Current Assets
Cash and cash equivalents	$ 271,072	$ 4,569,283
Accounts receivable	2,944,150	805,359
Advances to suppliers	58,004	158,599
Other receivables and other current assets	74,782	50,702
Digital assets consideration receivable	60,000,000	10,967,700
Total Current Assets	63,348,008	16,551,643
Non-Current Assets
Loan receivable	27,705
Prepayment for property and equipment	4,111,719
Intangible assets - crypto assets	7,717,460
Property, plant and equipment	98,491	58,213
Intangible assets, net	182,685
Operating lease right-of-use assets	471,908	571,547
Total Non-Current Assets	12,609,968	629,760
Total Assets	75,957,976	17,181,403
Current Liabilities
Accruals and other payables	441,992	1,724,974
Accounts payable	2,918,054	802,197
Taxes payable	2,006	862
Operating lease liabilities	351,894	317,200
Total Current Liabilities	3,726,308	2,857,795
Non-Current Liabilities
Operating lease liabilities	135,975	269,658
Total Non-Current Liabilities	135,975	269,658
Total Liabilities	3,862,283	3,127,453
Shareholders’ Equity
Ordinary shares, $7.8 par value; (12,500,000 shares authorized, 512,757 and 12,558 shares issued and outstanding as of April 30, 2026 and October 31, 2025, respectively)	3,999,503	97,951
Additional paid-in capital	169,352,485	102,026,051
Statutory reserve		891,439
Accumulated deficit	(100,341,098)	(87,984,114)
Accumulated other comprehensive loss	(915,197)	(977,377)
Total Equity	72,095,693	14,053,950
Total Liabilities and Shareholders’ Equity	75,957,976	17,181,403
Related Party
Current Liabilities
Due to related parties	$ 12,362	$ 12,562